Other Comprehensive Income - Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-Tax Amount
Change in unrealized gains/losses on securities available-for-sale	$ (2,032)		$ 335		$ 7,844		$ (13,494)		$ (16,928)	$ 4,097	$ 6,702
Reclassification adjustment for net (gains)/losses on securities available-for-sale included in net income	0	[1]	(3)	[1]	(41)	[2]	(5)	[2]	(5)	(3,016)	124
Adjustment to funded status of employee benefit plans	269		631		692		1,827		18,299	(271)	(18,787)
Other Comprehensive Income (Loss)	(1,763)		963		8,495		(11,672)		1,366	810	(11,961)
Tax (Expense) Benefit
Change in unrealized gains/losses on securities available-for-sale	712		(117)		(2,746)		4,723		5,925	(1,434)	(2,346)
Reclassification adjustment for net (gains)/losses on securities available-for-sale included in net income	0	[1]	1	[1]	15	[2]	2	[2]	2	1,055	(43)
Adjustment to funded status of employee benefit plans	(94)		(220)		(242)		(639)		(6,405)	95	6,576
Other Comprehensive Income (Loss)	618		(336)		(2,973)		4,086		(478)	(284)	4,187
Net of Tax Amount
Change in unrealized gains/losses on securities available-for-sale	(1,320)		218		5,098		(8,771)		(11,003)	2,663	4,356
Reclassification adjustment for net (gains)/losses on securities available-for-sale included in net income	0	[1]	(2)	[1]	(26)	[2]	(3)	[2]	(3)	(1,961)	81
Adjustment to funded status of employee benefit plans	175		411		450		1,188		11,894	(176)	(12,211)
Other Comprehensive Income (Loss), After Tax	$ (1,145)		$ 627		$ 5,522		$ (7,586)		$ 888	$ 526	$ (7,774)

[1]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income (loss) and have affected certain lines in the Consolidated Statements of Comprehensive Income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.
[2]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income and have affected certain lines in the consolidated statement of comprehensive income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.